Income Tax - Schedule Of Expiration Of Unused Tax Losses (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Disclosure of income tax [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 1,082,511
2023-2025 [Member]
Disclosure of income tax [Line Items]
Unused tax losses for which no deferred tax asset recognised	35,751
2026-2028 [Member]
Disclosure of income tax [Line Items]
Unused tax losses for which no deferred tax asset recognised	210,224
Later [Member]
Disclosure of income tax [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 836,536